(LOGO APPEARS HERE)
HANCOCK HORIZON FAMILY OF FUNDS                       JULY 31, 2002 (UNAUDITED)
-------------------------------------------------------------------------------





                               TABLE OF CONTENTS
---------------------------------------------------------------------
FINANCIAL STATEMENTS
    Statements of Net Assets .....................................  2
    Statements of Operations ..................................... 13
    Statements of Changes in Net Assets .......................... 14
    Financial Highlights ......................................... 16
Notes to Financial Statements .................................... 20

STATEMENT OF NET ASSETS


TREASURY SECURITIES MONEY MARKET FUND


-------------------------------------------------------------------------------
                                                           FACE AMOUNT   VALUE
DESCRIPTION                                                   (000)       (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 33.5%
   U.S. Treasury Bills (B)
     1.822%, 08/01/02                                      $ 20,000    $ 20,000
     2.061%, 09/19/02                                        15,000      14,958
     1.716%, 10/24/02                                        20,000      19,921
     1.831%, 11/14/02                                        10,000       9,947
     1.671%, 12/26/02                                         5,000       4,966
     1.697%, 01/23/03                                        10,000       9,918
-------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $79,710)                        79,710
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 66.7%
   ABN Amro
      1.739%, dated 07/31/02, matures 08/01/02, repurchase
      price $9,343,297 (collateralized by U.S. Treasury
      Notes, total market value: $9,530,112)(A)               9,343       9,343
   Deutsche Bank
      1.749%, dated 07/31/02, matures 08/01/02, repurchase
      price $54,054,326 (collateralized by U.S. Treasury
      Bonds, total market value: $55,133,090)(A)             54,052      54,052
   Greenwich Capital
      1.730%, dated 07/31/02, matures 08/01/02, repurchase
      price $10,465,942 (collateralized by U.S. Treasury
      Note, total market value: $10,675,875)(A)              10,465      10,465
   Lehman Brothers Holdings
      1.730%, dated 07/31/02, matures 08/01/02, repurchase
      price $10,596,533 (collateralized by U.S. Treasury
      Note, total market value: $10,809,437)(A)              10,596      10,596
   Merrill Lynch
      1.699%, dated 07/31/02, matures 08/01/02, repurchase
      price $9,364,242 (collateralized by U.S. Treasury
      STRIPS, total market value: $9,553,126)(A)              9,364       9,364
   Morgan Stanley
      1.730%, dated 07/31/02, matures 08/01/02, repurchase
      price $10,614,991 (collateralized by U.S. Treasury
      STRIPS, total market value: $10,827,548)(A)            10,614      10,614
   UBS Warburg
      1.749%, dated 07/31/02, matures 08/01/02, repurchase
      price $54,257,217 (collateralized by U.S. Treasury
      Bond and STRIPS, total market value: $55,341,283)(A)   54,255      54,255
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $158,689)                          158,689
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.2% (COST $238,399)                          238,399
-------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (0.2)%
      Other Assets and Liabilities, Net                                   (387)
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                                                         VALUE
DESCRIPTION                                                               (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization -- no par value) based on
   109,312,451 outstanding shares of beneficial interest              $109,312
Fund shares of the Institutional Sweep Class Shares
   (unlimited authorization -- no par value) based on
   82,628,083 outstanding shares of beneficial interest                 82,628
Fund shares of the Class A Shares
   (unlimited authorization -- no par value) based on
   46,071,625 outstanding shares of beneficial interest                 46,072
-------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                                          $238,012
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES                                 $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP CLASS SHARES                   $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES                                     $1.00
-------------------------------------------------------------------------------

(A) Tri-party repurchase agreement.
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
STRIPS -- Separately Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

                                                            (LOGO APPEARS HERE)
STRATEGIC INCOME BOND FUND                            JULY 31, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
DESCRIPTION                                                  (000)      (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.1%
   U.S. Treasury Bond
     5.375%, 02/15/31                                      $  500      $  505
   U.S. Treasury Notes
     7.500%, 02/15/05                                       1,350       1,514
     6.625%, 05/15/07                                         550         626
     6.500%, 08/15/05                                       1,000       1,107
     6.250%, 08/31/02                                         500         502
     6.000%, 08/15/04                                         500         537
     5.875%, 11/15/04                                         500         538
     5.750%, 08/15/03                                       1,000       1,042
     4.875%, 02/15/12                                       1,000       1,032
-------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $6,957)                        7,403
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.4%
   FHLB
     7.625%, 05/15/07                                         500         581
     7.250%, 05/15/03                                         500         522
     6.875%, 08/15/03                                         500         526
   FHLMC
      3.180%, 10/24/03                                      1,000       1,013
   FHLMC, MTN
      5.125%, 07/15/12                                      1,000         998
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,517)               3,640
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 24.7%
   FHLMC
     8.000%, 11/01/27                                         426         458
     7.000%, 12/01/06                                          58          60
     7.000%, 12/01/14                                          95         100
     7.000%, 04/01/15                                         316         334
     6.500%, 01/01/32                                       1,936       1,995
   FNMA
     7.500%, 04/01/15                                           2           2
     7.500%, 12/01/30                                         266         280
     7.000%, 12/01/06                                          79          82
     7.000%, 07/01/07                                         384         399
     7.000%, 12/01/09                                         106         112
     6.500%, 01/01/32                                       1,965       2,023




-------------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
DESCRIPTION                                                 (000)       (000)
-------------------------------------------------------------------------------
   GNMA
     8.000%, 05/15/30                                      $  206     $   221
     7.500%, 08/15/12                                          93          99
     7.500%, 09/15/13                                          76          81
     7.500%, 12/20/29                                          69          73
     7.500%, 06/15/30                                         323         342
     7.000%, 01/15/31                                       1,425       1,490
     6.500%, 06/15/08                                          16          17
     6.500%, 10/15/08                                          18          19
     6.500%, 09/15/13                                         236         248
     6.500%, 03/15/14                                         263         275
     6.500%, 04/15/14                                         168         176
     6.500%, 03/15/16                                         672         705
     6.500%, 03/15/31                                         428         442
     6.500%, 07/15/31                                         989       1,021
     6.500%, 02/15/32                                         995       1,027
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (COST $11,717)    12,081
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.7%
   FHLMC
     6.500%, 11/15/20                                         515         516
     6.000%, 10/15/07                                       1,651       1,764
-------------------------------------------------------------------------------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,195)              2,280
-------------------------------------------------------------------------------
CORPORATE BONDS -- 40.3%
   Automotive -- 1.6%
     General Motors
     7.100%, 03/15/06                                         750         793
-------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       793
-------------------------------------------------------------------------------
   Banks -- 15.7%
      Bank of America
        7.400%, 01/15/11                                    2,000       2,233
        7.000%, 05/15/03                                      500         519
      Bank One
        6.500%, 02/01/06                                    2,000       2,167
      Citigroup
        4.125%, 06/30/05                                    1,000       1,013
      First Union National Bank
        7.875%, 02/15/10                                      500         579
      SunTrust Bank
        7.750%, 05/01/10                                      500         576
      Wells Fargo
        6.375%, 09/15/02                                      600         603
-------------------------------------------------------------------------------
   TOTAL BANKS                                                          7,690
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

STRATEGIC INCOME BOND FUND (CONCLUDED)

-------------------------------------------------------------------------------
                                                         FACE AMOUNT  VALUE
DESCRIPTION                                                 (000)      (000)
-------------------------------------------------------------------------------
   Chemicals -- 0.4%
      E I Du Pont de Nemours
        6.750%, 10/15/04                                   $  200     $   216
-------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        216
-------------------------------------------------------------------------------
   Financial Services -- 8.5%
      Ford Motor Credit
        7.375%, 02/01/11                                      650         645
      General Electric Capital, Series A, MTN
        6.875%, 11/15/10                                    1,000       1,073
      General Motors Acceptance
        6.625%, 10/01/02                                      200         201
      Lehman Brothers Holdings
        7.000%, 02/01/08                                    1,000       1,094
      Merrill Lynch
        6.875%, 03/01/03                                      600         616
      Morgan Stanley
        7.125%, 01/15/03                                      500         511
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                             4,140
-------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 4.4%
      Campbell Soup
        6.750%, 02/15/11                                    1,000       1,078
      Conagra Foods
        6.750%, 09/15/11                                    1,000       1,057
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                       2,135
-------------------------------------------------------------------------------
   Petroleum Refining -- 4.3%
      Conoco
        6.350%, 04/15/09                                    2,000       2,112
-------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                             2,112
-------------------------------------------------------------------------------
   Retail -- 2.1%
      Target
        5.375%, 06/15/09                                    1,000       1,029
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                         1,029
-------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 3.3%
      Texas Instruments
        6.125%, 02/01/06                                    1,500       1,596
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                    1,596
-------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $18,757)                                19,711
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                                         FACE AMOUNT  VALUE
DESCRIPTION                                                 (000)      (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
   UBS Warburg
      1.749%, dated 07/31/02, matures 08/01/02, repurchase
      price $3,008,796 (collateralized by U.S. Treasury
      STRIPS, total market value:  $3,070,197)(A)          $3,009     $ 3,009
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $3,009)                             3,009
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS-- 98.4% (COST $46,152)                            48,124
-------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- 1.6%
      Other Assets and Liabilities, Net                                   795
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization -- no par value) based on
   2,969,516 outstanding shares of beneficial interest                 44,899
Fund shares of the Class A Shares
   (unlimited authorization -- no par value) based on
   135,813 outstanding shares of beneficial interest                    2,134
Fund shares of the Class C Shares
   (unlimited authorization -- no par value) based on
   1,627 outstanding shares of beneficial interest                         25
Undistributed net investment income                                        13
Accumulated net realized loss on investments                             (124)
Net unrealized appreciation on investments                              1,972
-------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                                          $48,919
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES                               $15.75
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES                                   $15.73
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.73 [DIVIDE] 96.00%)                             $16.39
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES                                   $15.77
-------------------------------------------------------------------------------

(A) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
STRIPS -- Separately Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)


VALUE FUND
-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.5%
   Aerospace & Defense -- 1.4%
      Boeing                                                13,000      $ 540
-------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              540
-------------------------------------------------------------------------------
   Automotive -- 2.4%
      ArvinMeritor                                          17,000        360
      General Motors                                        12,000        558
-------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       918
-------------------------------------------------------------------------------
   Banks -- 21.5%
      Associated Banc-Corp                                  16,500        584
      Astoria Financial                                     18,000        606
      Bank of America                                        8,000        532
      City National                                         11,000        570
      Compass Bancshares                                    18,000        579
      First Tennessee National                              15,000        561
      Golden West Financial                                  9,000        592
      Greenpoint Financial                                  13,000        628
      Hibernia, Cl A                                        29,000        603
      Marshall & Ilsley                                     18,000        542
      North Fork Bancorporation                             16,000        650
      Regions Financial                                     17,000        599
      SouthTrust                                            21,000        530
      Washington Mutual                                     15,000        561
-------------------------------------------------------------------------------
   TOTAL BANKS                                                          8,137
-------------------------------------------------------------------------------
   Building & Construction -- 3.7%
      Centex                                                10,000        479
      Masco                                                 19,000        460
      York International                                    14,000        449
-------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                        1,388
-------------------------------------------------------------------------------
   Casinos & Hotels -- 1.4%
      Harrah's Entertainment*                               11,000        521
-------------------------------------------------------------------------------
   TOTAL CASINOS & HOTELS                                                 521
-------------------------------------------------------------------------------
   Chemicals -- 1.1%
      Albemarle                                             14,000        414
-------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        414
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
   Containers & Packaging -- 1.4%
      Pactiv*                                               29,000     $  527
-------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                           527
-------------------------------------------------------------------------------
   Diversified Manufacturing -- 1.2%
      Harsco                                                15,000        440
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        440
-------------------------------------------------------------------------------
   Electric Services -- 2.3%
      Mirant*                                              100,000        360
      WPS Resources                                         14,000        510
-------------------------------------------------------------------------------
   TOTAL ELECTRIC SERVICES                                                870
-------------------------------------------------------------------------------
   Electrical Utilities -- 4.5%
      Entergy                                               14,000        567
      Southern                                              22,000        633
      TXU                                                   12,000        518
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                           1,718
-------------------------------------------------------------------------------
   Financial Services -- 7.4%
      American Express                                      17,000        599
      Countrywide Credit Industry                           13,000        661
      Deluxe                                                12,000        467
      Fannie Mae                                             7,000        524
      SLM                                                    6,000        546
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                             2,797
-------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 9.0%
      Dean Foods*                                           13,460        449
      Dole Food                                             20,000        599
      Interstate Bakeries                                   20,000        521
      McCormick                                             20,400        464
      Pepsi Bottling Group                                  20,000        494
      Philip Morris                                         11,000        506
      Universal                                             10,000        350
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                       3,383
-------------------------------------------------------------------------------
   Gas/Natural Gas -- 2.3%
      Nicor                                                 20,000        540
      Sempra Energy                                         15,000        318
-------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                  858
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
   Household Products -- 2.3%
      Maytag                                                11,000    $   365
      RPM                                                   35,000        501
-------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               866
-------------------------------------------------------------------------------
   Insurance -- 8.5%
      AMBAC Financial Group                                  9,000        567
      Humana*                                               40,000        493
      MGIC Investment                                        8,000        504
      Old Republic International                            18,000        567
      PMI Group                                             16,000        568
      Torchmark                                             14,000        507
-------------------------------------------------------------------------------
   TOTAL INSURANCE                                                      3,206
-------------------------------------------------------------------------------
   Medical Products & Services -- 2.4%
      Healthsouth*                                          43,000        441
      Hillenbrand Industries                                 9,000        486
-------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      927
-------------------------------------------------------------------------------
   Metals & Mining -- 1.2%
      Precision Castparts                                   17,000        445
-------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                  445
-------------------------------------------------------------------------------
   Miscellaneous Business Services -- 3.9%
      Dun & Bradstreet*                                     14,000        453
      Energizer Holdings*                                   24,000        644
      GTECH Holdings*                                       18,000        359
-------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                1,456
-------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 1.3%
      Johnson Controls                                       6,000        486
-------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                      486
-------------------------------------------------------------------------------
   Paper & Paper Products -- 1.0%
      Glatfelter                                            26,000        386
-------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                           386
-------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 3.3%
      Apache                                                 9,000        463
      Devon Energy                                          10,000        417
      Varco International*                                  25,000        380
-------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                      1,260
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                          SHARES/FACE  VALUE
DESCRIPTION                                              AMOUNT (000)   (000)
-------------------------------------------------------------------------------
   Petroleum Refining -- 2.7%
      Amerada Hess                                           7,000    $   479
      ChevronTexaco                                          7,000        525
-------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                             1,004
-------------------------------------------------------------------------------
   Professional Services -- 1.9%
      Apollo Group, Cl A*                                   18,000        707
-------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                                            707
-------------------------------------------------------------------------------
   Retail -- 6.4%
      Albertson's                                           15,000        423
      Brinker International*                                15,000        489
      Darden Restaurants                                    20,000        464
      Sears Roebuck                                         11,000        519
      Wendy's International                                 14,000        515
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                         2,410
-------------------------------------------------------------------------------
   Rubber & Plastic -- 1.5%
      PPG Industries                                        10,000        574
-------------------------------------------------------------------------------
   TOTAL RUBBER & PLASTIC                                                 574
-------------------------------------------------------------------------------
   Transportation Services -- 1.4%
      Union Pacific                                          9,000        528
-------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          528
-------------------------------------------------------------------------------
   Wholesale -- 1.1%
      Supervalu                                             20,000        417
-------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                        417
-------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $34,014)                                   37,183
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.0%
   Morgan Stanley
      1.550% dated 7/31/02, matures 8/01/02, repurchase
      price $1,872,245 (collateralized by U.S. Treasury
      Note, total market value: $1,910,142)(A)              $1,872      1,872
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,872)                             1,872
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 103.5% (COST $35,886)                          39,055
-------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (3.5)%
      Other Assets and Liabilities, Net                                (1,314)
-------------------------------------------------------------------------------

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)


VALUE FUND (CONCLUDED)
-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                             (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization -- no par value) based on
   2,243,779 outstanding shares of beneficial interest                $34,362
Fund shares of the Class A Shares
   (unlimited authorization -- no par value)
   based on 108,705 outstanding shares of beneficial interest           1,850
Fund shares of the Class C Shares
   (unlimited authorization -- no par value) based on
   2,209 outstanding shares of beneficial interest                         38
Undistributed net investment income                                        10
Accumulated net realized loss on investments                           (1,688)
Net unrealized appreciation on investments                              3,169
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                         $37,741
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES                               $16.03
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES                                   $16.01
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($16.01 [DIVIDE] 94.75%)                             $16.90
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES                                   $15.91
-------------------------------------------------------------------------------

* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS

GROWTH FUND

-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
   Aircraft -- 2.7%
      General Dynamics                                       3,300     $  267
      Lockheed Martin                                        5,200        333
-------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                         600
-------------------------------------------------------------------------------
   Autoparts -- 1.6%
      Superior Industries International                      8,000        351
-------------------------------------------------------------------------------
   TOTAL AUTOPARTS                                                        351
-------------------------------------------------------------------------------
   Banks -- 1.7%
      Commerce Bancorp                                       8,000        370
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            370
-------------------------------------------------------------------------------
   Broadcasting, Newspapers and Advertising -- 2.9%
      Catalina Marketing*                                   12,000        345
      Harte-Hanks                                           16,350        316
-------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                         661
-------------------------------------------------------------------------------
   Building & Construction -- 2.8%
      KB Home                                                7,000        323
      Lennar                                                 6,200        315
-------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                          638
-------------------------------------------------------------------------------
   Communications Equipment -- 1.0%
      L-3 Communications Holdings*                           5,000        231
-------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                         231
-------------------------------------------------------------------------------
   Computer Software -- 6.7%
      Activision*                                           11,000        316
      Cendant*                                              15,600        215
      Intuit*                                                8,500        374
      Sungard Data Systems*                                 11,500        270
      Symantec*                                              9,900        332
-------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                                              1,507
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
   Computers & Services -- 13.3%
      Affiliated Computer Services, Cl A*                    7,000     $  329
      Computer Sciences*                                     8,300        307
      Dell Computer*                                        13,000        324
      eBay*                                                  6,000        343
      First Data                                             7,000        245
      International Game Technology*                         6,000        349
      Lexmark International*                                 6,000        293
      Reynolds & Reynolds, Cl A                             11,700        291
      Storage Technology*                                   20,300        288
      Unisys*                                               28,000        211
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                           2,980
-------------------------------------------------------------------------------
   Drugs -- 2.7%
      Barr Laboratories*                                     4,500        275
      Mylan Laboratories                                    10,300        334
-------------------------------------------------------------------------------
   TOTAL DRUGS                                                            609
-------------------------------------------------------------------------------
   Entertainment -- 1.4%
      Carnival                                              12,000        318
-------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    318
-------------------------------------------------------------------------------
   Financial Services -- 3.5%
      AmeriCredit*                                           9,700        190
      E*TRADE Group*                                        65,000        257
      H&R Block                                              6,800        328
-------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               775
-------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 4.4%
      Constellation Brands, Cl A*                           12,000        345
      Coors (Adolph), Cl B                                   6,000        362
      Starbucks*                                            13,800        271
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         978
-------------------------------------------------------------------------------
   Gas/Natural Gas -- 1.4%
      Western Gas Resources                                 10,000        313
-------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                  313
-------------------------------------------------------------------------------

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)


GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                 SHARES       (000)
-------------------------------------------------------------------------------
   Insurance -- 7.4%
      Health Net*                                           12,500     $  280
      Oxford Health Plans*                                   8,200        353
      Progressive                                            6,300        322
      UnitedHealth Group                                     4,000        351
      Wellpoint Health Networks*                             5,000        357
-------------------------------------------------------------------------------
   TOTAL INSURANCE                                                      1,663
-------------------------------------------------------------------------------
   Manufacturing -- 4.0%
      Coach*                                                12,800        292
      Pittston Brink's Group                                12,350        281
      SPX*                                                   3,000        313
-------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                    886
-------------------------------------------------------------------------------
   Medical Products & Services -- 11.4%
      C.R. Bard                                              5,200        281
      Dentsply International                                 8,000        317
      First Health Group*                                   13,000        327
      HCA                                                    7,500        352
      Henry Schein*                                          7,000        301
      Lincare Holdings*                                     10,000        314
      Quest Diagnostics*                                     5,500        332
      Tenet Healthcare*                                      7,000        334
-------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                    2,558
-------------------------------------------------------------------------------
   Motorcycles, Bicycles & Parts -- 1.3%
      Harley-Davidson                                        6,100        289
-------------------------------------------------------------------------------
   TOTAL MOTORCYCLES, BICYCLES & PARTS                                    289
-------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 3.0%
      Ocean Energy                                          17,200        342
      Unocal                                                10,000        327
-------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        669
-------------------------------------------------------------------------------
   Professional Services -- 1.3%
      Jacobs Engineering Group*                              8,400        291
-------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                                            291
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
   Retail -- 17.6%
      Autozone*                                              4,300     $  317
      Bed Bath & Beyond*                                    10,100        313
      Best Buy*                                              6,450        212
      Dollar Tree Stores*                                   11,000        343
      Family Dollar Stores                                  10,000        303
      Furniture Brands International*                       12,000        305
      Home Depot                                            11,000        340
      Lowe's                                                 7,500        284
      Outback Steakhouse*                                   10,000        319
      Ross Stores                                            9,200        347
      Target                                                 9,000        300
      TJX                                                   16,800        298
      Williams-Sonoma*                                      12,000        273
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                         3,954
-------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 1.4%
      Fairchild Semiconductor International, Cl A*          17,000        303
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      303
-------------------------------------------------------------------------------
   Transportation Services -- 2.8%
      FedEx                                                  7,000        357
      JB Hunt Transport Services*                           10,600        279
-------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          636
-------------------------------------------------------------------------------
   Wholesale -- 2.4%
      Sysco                                                 11,300        295
      Tech Data*                                             7,400        248
-------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                        543
-------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $22,572)                                   22,123
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

GROWTH FUND (CONCLUDED)

-------------------------------------------------------------------------------
                                                          FACE AMOUNT   VALUE
DESCRIPTION                                                  (000)       (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
      Morgan Stanley
        1.550%, dated 07/31/02, matures 08/01/02,
        repurchase price $1,054,318 (collateralized
        by U.S. Treasury Note,
        total market value: $1,075,659)(A)                 $1,054       $1,054
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,054)                              1,054
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 103.4% (COST $23,626)                           23,177
-------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (3.4)%
      Other Assets and Liabilities, Net                                   (759)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization -- no par value) based on
   1,862,978 outstanding shares of beneficial interest                  24,267
Fund shares of the Class A Shares
   (unlimited authorization -- no par value) based on
   110,748 outstanding shares of beneficial interest                     1,371
Fund shares of the Class C Shares
   (unlimited authorization -- no par value) based on
   1,339 outstanding shares of beneficial interest                          16
Accumulated net investment loss                                            (67)
Accumulated net realized loss on investments                            (2,720)
Net unrealized depreciation on investments                                (449)
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $22,418
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES                                $11.35
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES                                    $11.33
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($11.33 [DIVIDE] 94.75%)                              $11.96
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES                                    $11.20
-------------------------------------------------------------------------------

* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                           (LOGO APPEARS HERE)
                                                     JULY 31, 2002 (UNAUDITED)


BURKENROAD FUND
-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 94.8%
   Aircraft -- 2.6%
      Petroleum Helicopters*                                1,050        $ 31
-------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                          31
-------------------------------------------------------------------------------
   Automotive -- 0.9%
      Group 1 Automotive*                                     410          11
-------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                        11
-------------------------------------------------------------------------------
   Banks -- 12.8%
      Alabama National Bancorp                                430          18
      BankAtlantic Bancorp, Cl A                            1,180          11
      Coastal Bancorp                                         550          15
      Harbor Florida Bancshares                               840          19
      Iberiabank                                              810          31
      Midsouth Bancorp                                      2,330          30
      Teche Holding                                         1,250          31
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            155
-------------------------------------------------------------------------------
   Broadcasting, Newspapers and Advertising -- 1.4%
      Lamar Advertising*                                      550          17
-------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                          17
-------------------------------------------------------------------------------
   Correctional Institutions -- 1.2%
      Wackenhut Corrections*                                1,140          15
-------------------------------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                                         15
-------------------------------------------------------------------------------
   Electrical Services & Equipment -- 3.2%
      Cleco                                                 1,560          23
      Helen Of Troy Ltd.*                                   1,240          16
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                   39
-------------------------------------------------------------------------------
   Electronic Components & Equipment -- 1.6%
      EMS Technologies*                                       970          19
-------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 19
-------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 4.9%
      Riviana Foods                                         1,270          31
      Sanderson Farms                                       1,390          28
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          59
-------------------------------------------------------------------------------
   Funeral Services -- 2.2%
      Stewart Enterprises, Cl A*                            4,940          26
-------------------------------------------------------------------------------
   TOTAL FUNERAL SERVICES                                                  26
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                 SHARES      (000)
-------------------------------------------------------------------------------
   Gas/Natural Gas -- 2.4%
      EnergySouth                                           1,000       $  29
-------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                   29
-------------------------------------------------------------------------------
   Leasing & Renting -- 0.6%
      Universal Compression Holdings*                         400           7
-------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                  7
-------------------------------------------------------------------------------
   Machinery -- 1.0%
      Powell Industries*                                      640          12
-------------------------------------------------------------------------------
   TOTAL MACHINERY                                                         12
-------------------------------------------------------------------------------
   Marine Transportation & Services -- 4.6%
      Conrad Industries*                                    7,050          26
      Kirby*                                                1,260          29
-------------------------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION & SERVICES                                  55
-------------------------------------------------------------------------------
   Measuring Devices -- 2.0%
      Input/Output*                                         3,310          24
-------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                                                 24
-------------------------------------------------------------------------------
   Medical Products & Services -- 2.9%
      Ameripath*                                              560           9
      Pediatrix Medical Group*                                320          10
      Prime Medical Services*                               1,770          16
-------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       35
-------------------------------------------------------------------------------
   Miscellaneous Business Services -- 3.1%
      Manhattan Associates*                                   600          14
      Packaged Ice*                                        19,230          24
-------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                   38
-------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 1.5%
      Global Imaging Systems*                                 910          18
-------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                       18
-------------------------------------------------------------------------------
   Paper & Paper Products -- 2.6%
      Rock-Tenn, Cl A                                       1,310          16
      Schweitzer-Mauduit International                        720          16
-------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                            32
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

BURKENROAD FUND (CONCLUDED)
-------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                 SHARES       (000)
-------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 12.8%
      Cabot Oil & Gas                                         820       $  17
      Denbury Resources*                                    1,870          17
      Gulf Island Fabrication*                              2,130          30
      Newpark Resources*                                    3,700          18
      Petroquest Energy*                                    4,420          17
      RPC                                                   1,910          26
      Stone Energy*                                           870          30
-------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        155
-------------------------------------------------------------------------------
   Real Estate Investment Trust -- 5.1%
      Eastgroup Properties                                  1,190          30
      Parkway Properties                                      880          31
-------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                      61
-------------------------------------------------------------------------------
   Retail -- 12.6%
      Dave & Buster's*                                      1,560          20
      Hancock Fabrics                                         960          15
      Haverty Furniture                                       910          12
      Landry's Restaurants                                    840          18
      Movie Gallery*                                        1,130          19
      Piccadilly Cafeterias*                               10,300          27
      Rare Hospitality International*                         730          19
      Stein Mart*                                           1,740          14
      Tuesday Morning*                                        520           8
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                           152
-------------------------------------------------------------------------------
   Rubber & Plastic -- 1.8%
      Gundle/SLT Environmental*                             2,590          22
-------------------------------------------------------------------------------
   TOTAL RUBBER & PLASTIC                                                  22
-------------------------------------------------------------------------------
   Steel & Steel Works -- 3.6%
      Quanex                                                  475          17
      Shaw Group*                                           1,170          27
-------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                               44
-------------------------------------------------------------------------------
   Trucking -- 1.7%
      Allied Holdings*                                      6,150          20
-------------------------------------------------------------------------------
   TOTAL TRUCKING                                                          20
-------------------------------------------------------------------------------
   Wholesale -- 5.7%
      Craftmade International                               1,880          24
      Hughes Supply                                           510          18
      SCP Pool*                                             1,070          27
-------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                         69
-------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $1,225)                                     1,145
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                                          FACE AMOUNT  VALUE
DESCRIPTION                                                  (000)      (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.4%
   Morgan Stanley
      1.550%, dated 07/31/02, matures 08/01/02, repurchase
      price $41,000 (collateralized by U.S. Treasury Note,
      total market value: $41,830)(A)                       $  41       $  41
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $41)                                   41
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 98.2% (COST $1,266)                             1,186
-------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- 1.8%
      Other Assets and Liabilities, Net                                    22
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Class A Shares
   (unlimited authorization -- no par value) based on
   64,020 outstanding shares of beneficial interest                     1,009
Fund shares of the Class D Shares
   (unlimited authorization -- no par value) based on
   17,531 outstanding shares of beneficial interest                       286
Accumulated net investment loss                                            (2)
Accumulated net realized loss on investments                               (5)
Net unrealized depreciation on investments                                (80)
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $1,208
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES                                   $14.82
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($14.82 [DIVIDE] 94.75%)                             $15.64
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D SHARES                                   $14.83
-------------------------------------------------------------------------------

* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

                                                            (LOGO APPEARS HERE)
STATEMENTS OF OPERATIONS (000)                        JULY 31, 2002 (UNAUDITED)


                                         TREASURY SECURITIES  STRATEGIC INCOME
                                          MONEY MARKET FUND       BOND FUND       VALUE FUND     GROWTH FUND     BURKENROAD FUND
                                         -------------------  ----------------   -----------    ------------     ---------------
                                             02/01/02             02/01/02         02/01/02       02/01/02          02/01/02
                                            TO 07/31/02         TO 07/31/02      TO 07/31/02    TO 07/31/02       TO 07/31/02
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                             $2,032               $1,380           $   5        $     5             $ --
   Dividend income                                 --                   --             314             32                5
                                               ------               ------           -----        -------             ----
   TOTAL INVESTMENT INCOME                      2,032                1,380             319             37                5
                                               ------               ------           -----        -------             ----
EXPENSES:
   Investment advisory fees                       466                  142             151             83                5
   Administrative fees                            154                   31              25             14                1
   12b-1 Fees - Class A                            48                   --              --             --               --
   Shareholder servicing fees -
      Institutional Sweep Class                    93                   --              --             --               --
   Shareholder servicing fees - Class A, C & D     48                    1               1              1                1
   Custodian fees                                  35                    7               6              3                2
   Professional fees                               54                   12               9              6               --
   Transfer agent fees                             11                    9               9              8                8
   Printing fees                                    7                    2               2              1               --
   Registration fees                                8                    1               1              1               --
   Directors' fees                                  7                    1               1              1               --
   Insurance and other expenses                     2                    5               1              1               --
                                               ------               ------           -----        -------             ----
   TOTAL EXPENSES                                 933                  211             206            119               17
   Less: Investment advisory fees waived          (69)                 (32)            (15)           (15)              (5)
   Less: Reimbursement of other expenses
      by investment adviser                        --                   --              --             --               (5)
                                               ------               ------           -----        -------             ----
   TOTAL NET EXPENSES                             864                  179             191            104                7
                                               ------               ------           -----        -------             ----
      NET INVESTMENT INCOME (LOSS)              1,168                1,201             128            (67)              (2)
                                               ------               ------           -----        -------             ----
   Net realized gain (loss) from security
      transactions                                 --                 (240)            343           (940)              (5)
   Net change in unrealized appreciation
      (depreciation) on investments                --                  811            (867)        (2,490)             (83)
                                               ------               ------           -----        -------             ----
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS                               --                  571            (524)        (3,430)             (88)
                                               ------               ------           -----        -------             ----
   INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                $1,168               $1,772           $(396)       $(3,497)            $(90)
                                               ======               ======           =====        =======             ====

     Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                             TREASURY SECURITIES                        STRATEGIC INCOME
                                                              MONEY MARKET FUND                             BOND FUND
                                                        -----------------------------            ------------------------------
                                                         02/01/02          02/01/01                02/01/02          02/01/01
                                                        TO 07/31/02       TO 01/31/02            TO 07/31/02       TO 01/31/02
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                          $  1,168          $  6,540                $ 1,201           $ 2,366
   Net realized gain (loss) from security transactions         --                --                   (240)              746
   Net change in unrealized appreciation
      (depreciation) on investments                            --                --                    811              (321)
                                                        ---------          --------                -------           -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                       1,168             6,540                  1,772             2,791
                                                        ---------          --------                -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Trust Class Shares                                     (700)           (4,655)                (1,174)           (2,358)
      Institutional Sweep Class Shares                       (339)           (1,145)                    --                --
      Class A Shares                                         (129)             (740)                   (27)               (9)
   Realized capital gains:
      Trust Class Shares                                       --                --                     --              (684)
      Class A Shares                                           --                --                     --                (6)
                                                        ---------          --------                -------           -------
TOTAL DISTRIBUTIONS                                        (1,168)           (6,540)                (1,201)           (3,057)
                                                        ---------          --------                -------           -------
CAPITAL SHARE TRANSACTIONS (2):
      Trust Class Shares:
        Shares issued                                      51,900           127,047                  3,861             7,120
        Shares reinvested                                       9                 2                     19                28
        Shares redeemed                                   (78,111)         (163,647)                (3,875)           (3,151)
                                                        ---------          --------                -------           -------
      TOTAL TRUST CLASS SHARES TRANSACTIONS               (26,202)          (36,598)                     5             3,997
                                                        ---------          --------                -------           -------
      Institutional Sweep Class Shares:
        Shares issued                                     162,110           427,959                     --                --
        Shares reinvested                                       7                 6                     --                --
        Shares redeemed                                  (163,191)         (386,336)                    --                --
                                                        ---------          --------                -------           -------
      TOTAL INSTITUTIONAL SWEEP CLASS SHARES
        TRANSACTIONS                                       (1,074)           41,629                     --                --
                                                        ---------          --------                -------           -------
      Class A Shares:
        Shares issued                                      43,752            67,415                  1,648               456
        Shares reinvested                                      45               427                     25                10
        Shares redeemed                                   (29,557)          (60,652)                   (54)              (21)
                                                        ---------          --------                -------           -------
      TOTAL CLASS A SHARES TRANSACTIONS                    14,240             7,190                  1,619               445
                                                        ---------          --------                -------           -------
      Class C Shares:
        Shares issued                                          --                --                     24                --
                                                        ---------          --------                -------           -------
      TOTAL CLASS C SHARES TRANSACTIONS                        --                --                     24                --
                                                        ---------          --------                -------           -------
      Class D Shares:
        Shares issued                                          --                --                     --                --
        Shares redeemed                                        --                --                     --                --
                                                        ---------          --------                -------           -------
      TOTAL CLASS D SHARES TRANSACTIONS                        --                --                     --                --
                                                        ---------          --------                -------           -------
      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                        (13,036)           12,221                  1,648             4,442
                                                        ---------          --------                -------           -------
          TOTAL INCREASE (DECREASE) IN NET ASSETS         (13,036)           12,221                  2,219             4,176
                                                        ---------          --------                -------           -------
NET ASSETS:
   Beginning of period                                    251,048           238,827                 46,700            42,524
                                                        ---------          --------                -------           -------
   End of period                                        $ 238,012          $251,048                $48,919           $46,700
                                                        =========          ========                =======           =======

   (1) Commencement of operations.
   (2) For shares issued, reinvested and redeemed, see footnote 5 in the Notes to Financial Statements.
       Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)



                                                                  VALUE FUND                                  GROWTH FUND
                                                         ------------------------------              -----------------------------
                                                            02/01/02           02/01/01                 02/01/02          02/01/01
                                                          TO 07/31/02        TO 01/31/02              TO 07/31/02       TO 01/31/02
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:                                     $   128            $   252                   $   (67)          $   (44)
   Net investment income (loss)                                343               (989)                     (940)           (1,780)
   Net realized gain (loss) from security transactions
   Net change in unrealized appreciation                      (867)               764                    (2,490)            2,041
      (depreciation) on investments                        -------            -------                   -------           -------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING            (396)                27                    (3,497)              217
      FROM OPERATIONS                                      -------            -------                   -------           -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:                                     (129)              (237)                       --                (1)
      Trust Class Shares                                        --                 --                        --                --
      Institutional Sweep Class Shares                          (2)                (1)                       --                --
      Class A Shares
   Realized capital gains:                                      --                 --                        --                --
      Trust Class Shares                                        --                 --                        --                --
      Class A Shares                                       -------            -------                   -------           -------
                                                              (131)              (238)                       --                (1)
TOTAL DISTRIBUTIONS                                        -------            -------                   -------           -------

CAPITAL SHARE TRANSACTIONS (2):
      Trust Class Shares:                                    4,347              7,220                     9,999            12,259
        Shares issued                                            3                  5                        --                --
        Shares reinvested                                   (3,857)            (1,486)                   (1,077)             (869)
        Shares redeemed                                    -------            -------                   -------           -------
                                                               493              5,739                     8,922            11,390
      TOTAL TRUST CLASS SHARES TRANSACTIONS                -------            -------                   -------           -------

      Institutional Sweep Class Shares:                         --                 --                        --                --
        Shares issued                                           --                 --                        --                --
        Shares reinvested                                       --                 --                        --                --
        Shares redeemed                                    -------            -------                   -------           -------

      TOTAL INSTITUTIONAL SWEEP CLASS SHARES                    --                 --                        --                --
        TRANSACTIONS                                       -------            -------                   -------           -------

      Class A Shares:                                        1,615                221                     1,291               133
        Shares issued                                            3                 --                        --                --
        Shares reinvested                                      (71)                (2)                      (54)               --
        Shares redeemed                                    -------            -------                   -------           -------
                                                             1,547                219                     1,237               133
      TOTAL CLASS A SHARES TRANSACTIONS                    -------            -------                   -------           -------

      Class C Shares:                                           37                 --                        15                --
        Shares issued                                      -------            -------                   -------           -------
                                                                37                 --                        15                --
      TOTAL CLASS C SHARES TRANSACTIONS                    -------            -------                   -------           -------

      Class D Shares:                                           --                 --                        --                --
        Shares issued                                           --                 --                        --                --
        Shares redeemed                                    -------            -------                   -------           -------
                                                                --                 --                        --                --
      TOTAL CLASS D SHARES TRANSACTIONS                    -------            -------                   -------           -------

      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM           2,077              5,958                    10,174            11,523
        CAPITAL SHARE TRANSACTIONS                         -------            -------                   -------           -------
                                                             1,550              5,747                     6,677            11,739
          TOTAL INCREASE (DECREASE) IN NET ASSETS          -------            -------                   -------           -------

NET ASSETS:                                                 36,191             30,444                    15,741             4,002
   Beginning of period                                     -------             ------                  --------          --------
                                                           $37,741            $36,191                   $22,418           $15,741
   End of period                                           =======            =======                   =======           =======


[table continued]

                                                                         BURKENROAD FUND
                                                                 -------------------------------
                                                                    02/01/02          12/31/01(1)
                                                                  TO 07/31/02         TO 01/31/02
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:                                               $   (2)            $    --
   Net investment income (loss)                                          (5)                 --
   Net realized gain (loss) from security transactions
   Net change in unrealized appreciation                                (83)                  3
      (depreciation) on investments                                  ------             -------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      (90)                  3
      FROM OPERATIONS                                                ------             -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:                                                --                  --
      Trust Class Shares                                                 --                  --
      Institutional Sweep Class Shares                                   --                  --
      Class A Shares
   Realized capital gains:                                               --                  --
      Trust Class Shares                                                 --                  --
      Class A Shares                                                 ------             -------
                                                                         --                  --
TOTAL DISTRIBUTIONS                                                  ------             -------

CAPITAL SHARE TRANSACTIONS (2):
      Trust Class Shares:                                                --                  --
        Shares issued                                                    --                  --
        Shares reinvested                                                --                  --
        Shares redeemed                                              ------             -------
                                                                         --                  --
      TOTAL TRUST CLASS SHARES TRANSACTIONS                          ------             -------

      Institutional Sweep Class Shares:                                  --                  --
        Shares issued                                                    --                  --
        Shares reinvested                                                --                  --
        Shares redeemed                                              ------             -------

      TOTAL INSTITUTIONAL SWEEP CLASS SHARES                             --                  --
        TRANSACTIONS                                                 ------             -------

      Class A Shares:                                                   512                 519
        Shares issued                                                    --                  --
        Shares reinvested                                               (22)                 --
        Shares redeemed                                              ------             -------
                                                                        490                 519
      TOTAL CLASS A SHARES TRANSACTIONS                              ------             -------

      Class C Shares:                                                    --                  --
        Shares issued                                                ------             -------
                                                                         --                  --
      TOTAL CLASS C SHARES TRANSACTIONS                              ------             -------

      Class D Shares:                                                   226                 115
        Shares issued                                                   (55)                 --
        Shares redeemed                                              ------             -------
                                                                        171                 115
      TOTAL CLASS D SHARES TRANSACTIONS                              ------             -------

      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM                      661                 634
        CAPITAL SHARE TRANSACTIONS                                   ------             -------
                                                                        571                 637
          TOTAL INCREASE (DECREASE) IN NET ASSETS                    ------             -------

NET ASSETS:                                                             637                  --
   Beginning of period                                               ------             -------
                                                                     $1,208             $   637
   End of period                                                     ======             =======


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                      NET ASSET                        NET REALIZED       DISTRIBUTIONS   DISTRIBUTIONS   NET ASSET
                                       VALUE,             NET         AND UNREALIZED        FROM NET          FROM         VALUE,
                                      BEGINNING       INVESTMENT      GAINS (LOSSES)       INVESTMENT       REALIZED       END OF
                                      OF PERIOD      INCOME (LOSS)    ON INVESTMENTS         INCOME           GAINS        PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                   $ 1.00         $ 0.01            $   --            $(0.01)         $   --         $ 1.00
2002                                      1.00           0.03                --             (0.03)             --           1.00
2001                                      1.00           0.04                --             (0.04)             --           1.00
INSTITUTIONAL SWEEP CLASS SHARES
2002*                                   $ 1.00         $   --(2)         $   --            $   --(2)       $   --         $ 1.00
2002                                      1.00           0.03                --             (0.03)             --           1.00
2001                                      1.00           0.04                --             (0.04)             --           1.00
CLASS A SHARES
2002*                                   $ 1.00         $   --(2)         $   --            $   --(2)       $   --         $ 1.00
2002                                      1.00           0.02                --             (0.02)             --           1.00
2001                                      1.00           0.04                --             (0.04)             --           1.00
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                   $15.56         $ 0.39            $ 0.19            $(0.39)         $   --         $15.75
2002                                     15.64           0.84              0.16             (0.84)          (0.24)         15.56
2001                                     15.00           0.61              0.65             (0.61)          (0.01)         15.64
CLASS A SHARES
2002*                                   $15.55         $ 0.36            $ 0.20            $(0.38)         $   --         $15.73
2002                                     15.64           0.80              0.16             (0.81)          (0.24)         15.55
2001                                     15.00           0.57              0.67             (0.59)          (0.01)         15.64
CLASS C SHARES
2002*                                   $15.58         $ 0.25            $ 0.26            $(0.32)         $   --         $15.77
2002                                     15.63           0.73              0.15             (0.69)          (0.24)         15.58
2001                                     15.00           0.54              0.62             (0.52)          (0.01)         15.63
----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*(DAGGER)(DAGGER)                   $16.31         $ 0.06            $(0.28)           $(0.06)         $   --         $16.03
2002                                     16.50           0.12             (0.20)            (0.11)             --          16.31
2001(DAGGER)(DAGGER)                     15.00           0.03              1.50             (0.03)             --          16.50
CLASS A SHARES
2002*(DAGGER)(DAGGER)                   $16.29         $ 0.03            $(0.26)           $(0.05)         $   --         $16.01
2002                                     16.47           0.10             (0.20)            (0.08)             --          16.29
2001(DAGGER)(DAGGER)                     15.00          (0.01)             1.50             (0.02)             --          16.47
CLASS C SHARES
2002*(DAGGER)(DAGGER)                   $16.21         $(0.02)           $(0.28)           $   --          $   --         $15.91
2002                                     16.42          (0.02)            (0.19)               --              --          16.21
2001(DAGGER)(DAGGER)                     15.00          (0.07)             1.49                --              --          16.42

 * For the six months ended July 31, 2002 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
(2) Amount represents less than $0.01 per share.


    The accompanying notes are an integral part of the financial statements.

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)



                                                                                                                         RATIO OF
                                                                                                      RATIO OF          EXPENSES TO
                                                                                  RATIO OF         NET INVESTMENT         AVERAGE
                                                              NET ASSETS,        EXPENSES TO        INCOME (LOSS)       NET ASSETS
                                               TOTAL            END OF             AVERAGE           TO AVERAGE         (EXCLUDING
                                          RETURN(DAGGER)     PERIOD (000)        NET ASSETS          NET ASSETS          WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                          0.58%           $109,312            0.58%                1.17%              0.64%
2002                                           3.00             135,514            0.58                 3.07               0.68
2001                                           3.96             172,112            0.58                 5.80               0.71
INSTITUTIONAL SWEEP CLASS SHARES
2002*                                          0.45%           $ 82,628            0.83%                0.92%              0.89%
2002                                           2.74              83,702            0.83                 2.35               0.93
2001                                           3.79              42,073            0.83                 5.55               0.96
CLASS A SHARES
2002*                                          0.33%           $ 46,072            1.08%                0.67%              1.14%
2002                                           2.49              31,832            1.08                 2.32               1.18
2001                                           3.63              24,642            1.08                 5.25               1.20
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                          3.80%           $ 46,757            0.75%                5.07%              0.89%
2002                                           6.59              46,195            0.75                 5.37               0.88
2001                                           8.56              42,451            0.75                 6.07               0.94
CLASS A SHARES
2002*                                          3.63%           $  2,136            1.00%                4.81%              1.14%
2002                                           6.34                 504            1.00                 5.00               1.13
2001                                           8.38                  72            1.00                 5.73               1.19
CLASS C SHARES
2002*                                          3.34%           $     26            1.75%                3.98%              1.89%
2002                                           5.76                   1            1.75                 4.70               1.88
2001                                           7.92                   1            1.75                 5.29               2.12
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*(DAGGER)(DAGGER)                         (1.37)%          $ 35,966            1.00%                0.69%              1.08%
2002                                          (0.37)             35,883            1.00                 0.77               1.07
2001(DAGGER)(DAGGER)                          10.11              30,359            1.00                 0.25               1.19
CLASS A SHARES
2002*(DAGGER)(DAGGER)                         (1.45)%          $  1,740            1.25%                0.39%              1.33%
2002                                          (0.60)                307            1.25                 0.55               1.32
2001(DAGGER)(DAGGER)                           9.90                  84            1.25                (0.16)              1.43
CLASS C SHARES
2002*(DAGGER)(DAGGER)                         (1.83)%          $     35            2.00%               (0.29)%             2.08%
2002                                          (1.21)                  1            2.00                (0.08)              2.07
2001(DAGGER)(DAGGER)                           9.40                   1            2.00                (0.67)              2.18

[table continued]

                                                  RATIO OF
                                               NET INVESTMENT
                                                INCOME (LOSS)
                                                 TO AVERAGE
                                                 NET ASSETS         PORTFOLIO
                                                 (EXCLUDING         TURNOVER
                                                  WAIVERS)            RATE
------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                               1.11%             N/A
2002                                                2.97              N/A
2001                                                5.67              N/A
INSTITUTIONAL SWEEP CLASS SHARES
2002*                                               0.86%             N/A
2002                                                2.25              N/A
2001                                                5.42              N/A
CLASS A SHARES
2002*                                               0.61%             N/A
2002                                                2.22              N/A
2001                                                5.13              N/A
------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                               4.93%              18%
2002                                                5.24               70
2001                                                5.88               37
CLASS A SHARES
2002*                                               4.67%              18%
2002                                                4.87               70
2001                                                5.54               37
CLASS C SHARES
2002*                                               3.84%              18%
2002                                                4.57               70
2001                                                4.81               37
------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*(DAGGER)(DAGGER)                               0.61%              36%
2002                                                0.70               81
2001(DAGGER)(DAGGER)                                0.06               54
CLASS A SHARES
2002*(DAGGER)(DAGGER)                               0.31%              36%
2002                                                0.48               81
2001(DAGGER)(DAGGER)                               (0.34)              54
CLASS C SHARES
2002*(DAGGER)(DAGGER)                              (0.37)%             36%
2002                                               (0.15)              81
2001(DAGGER)(DAGGER)                               (1.01)              54



        (DAGGER) Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
(DAGGER)(DAGGER) Per share data calculated using average shares method. Amounts designated as "--" are either $0 or have been rounded to $0.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD






                                      NET ASSET                        NET REALIZED       DISTRIBUTIONS   DISTRIBUTIONS   NET ASSET
                                       VALUE,             NET         AND UNREALIZED        FROM NET          FROM          VALUE,
                                      BEGINNING       INVESTMENT      GAINS (LOSSES)       INVESTMENT       REALIZED        END OF
                                      OF PERIOD      INCOME (LOSS)    ON INVESTMENTS         INCOME           GAINS         PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                                  $13.31           $(0.02)           $(1.94)             $ --            $ --         $11.35
2002                                    15.00            (0.04)            (1.65)               --              --          13.31
2001                                    15.00               --                --                --              --          15.00
CLASS A SHARES
2002*                                  $13.31           $(0.01)           $(1.97)             $ --            $ --         $11.33
2002                                    15.00            (0.01)            (1.68)               --              --          13.31
2001                                    15.00               --                --                --              --          15.00
CLASS C SHARES
2002*                                  $13.20           $ 0.14            $(2.14)             $ --            $ --         $11.20
2002                                    15.00            (0.17)            (1.63)               --              --          13.20
2001                                    15.00               --                --                --              --          15.00
----------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(2)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2002*                                  $15.05           $(0.01)           $(0.22)             $ --            $ --         $14.82
2002                                    15.00            (0.01)             0.06                --              --          15.05
CLASS D SHARES
2002*                                  $15.05           $(0.03)           $(0.19)             $ --            $ --         $14.83
2002                                    15.00            (0.01)             0.06                --              --          15.05

 * For the six months ended July 31, 2002 (Unaudited). All ratios for the period have been annualized.
** This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
(1) Fund commenced operations on January 31, 2001.
(2) Fund commenced operations on December 31, 2001.



    The accompanying notes are an integral part of the financial statements.

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)



                                                                                     RATIO OF
                                                                 RATIO OF         NET INVESTMENT
                                            NET ASSETS,         EXPENSES TO            LOSS
                           TOTAL              END OF              AVERAGE           TO AVERAGE
                       RETURN(DAGGER)      PERIOD (000)         NET ASSETS          NET ASSETS
----------------------------------------------------------------------------------------------------
GROWTH FUND(1)
----------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                     (14.73)%            $21,149               1.00%              (0.65)%
2002                      (11.24)              15,605               1.00               (0.53)
2001                          --                4,000                 **                  **
CLASS A SHARES
2002*                     (14.75)%            $ 1,254               1.25%              (0.88)%
2002                      (11.40)                 135               1.25               (0.84)
2001                          --                    1                 **                  **
CLASS C SHARES
2002*                     (15.15)%            $    15               2.00%              (1.66)%
2002                      (12.00)                   1               2.00               (1.58)
2001                          --                    1                 **                  **
----------------------------------------------------------------------------------------------------
BURKENROAD FUND(2)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
2002*                      (1.53)%            $   949               1.40%              (0.33)%
2002                        0.33                  521               1.40               (0.89)
CLASS D SHARES
2002*                      (1.46)%            $   259               1.65%              (0.57)%
2002                        0.33                  116               1.65               (1.12)

[table continued]

                                               RATIO OF
                           RATIO OF        NET INVESTMENT
                          EXPENSES TO           LOSS
                            AVERAGE          TO AVERAGE
                          NET ASSETS         NET ASSETS       PORTFOLIO
                          (EXCLUDING         (EXCLUDING       TURNOVER
                           WAIVERS)           WAIVERS)          RATE
-------------------------------------------------------------------------
GROWTH FUND(1)
-------------------------------------------------------------------------
TRUST CLASS SHARES
2002*                        1.14%              (0.79)%         46%
2002                         1.17               (0.70)          73
2001                           **                  **           --
CLASS A SHARES
2002*                        1.39%              (1.02)%         46%
2002                         1.42               (1.01)          73
2001                           **                  **           --
CLASS C SHARES
2002*                        2.14%              (1.80)%         46%
2002                         2.17               (1.75)          73
2001                           **                  **           --
-------------------------------------------------------------------------
BURKENROAD FUND(2)
-------------------------------------------------------------------------
CLASS A SHARES
2002*                        3.43%              (2.36)%         16%
2002                         2.64               (2.13)           8
CLASS D SHARES
2002*                        3.68%              (2.60)%         16%
2002                         2.89               (2.36)           8


  (DAGGER) Total return is for the period indicated and has not been annualized.
           Total return excludes applicable sales charge.
Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION:

The Arbor Fund ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Tax Exempt Money Market Fund, the Strategic Income Bond Fund, the Value Fund (formerly the Growth and Income Fund), the Growth Fund and the Burkenroad Fund (each a "Fund" and collectively the "Funds"). As of July 31, 2002, the Tax Exempt Money Market Fund had not commenced operations. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds.

SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.

      Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)



of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

NET ASSET VALUE PER SHARE - The value of an individual share in a Fund is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.

DISTRIBUTIONS - Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth and the Burkenroad Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund and the Class D Shares of the Burkenroad Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the period ended July 31, 2002, there were $552 in redemption fees retained by the Burkenroad Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN, AND DISTRIBUTION AGREEMENTS:

Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value Fund and the Growth Fund and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has contractually agreed to waive all or a portion of its fee so that the total annual expenses of each Fund (except for the Growth Fund) will not exceed those stated in the Fund's prospectus. The contractual agreement is in place for a period of one year, ending on May 31, 2003. As of July 31, 2002, investment advisory fees accrued and unpaid amounted to: $63,053, $17,584, $19,538, $10,518 and $0 for the Treasury Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

      The Trust and the Administrator have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the

Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels. As of July 31, 2002, administrative fees accrued and unpaid amounted to: $26,175, $5,547, $4,030, $2,407 and $135 for the Treasury Money
Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

      Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank was paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund through May 31, 2002, and is paid $12,000 per class per Fund beginning June 1, 2002. As of July 31, 2002, transfer agent fees accrued and unpaid amounted to: $3,015, $1,521, $1,700, $537 and $0 for the Treasury Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

      Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets subject to a minimum of $250 per month. As of July 31, 2002, custodian fees accrued and unpaid amounted to: $3,211, $1,739, $1,141, $509 and $0 for the Treasury Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

      The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. As provided in the Distribution Agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares. The following table summarizes the agreement.


                      TREASURY     STRATEGIC
                    MONEY MARKET    INCOME      VALUE    GROWTH   BURKENROAD
                        FUND       BOND FUND    FUND      FUND       FUND
                    ------------   ---------    -----    ------   ---------
Trust Class Shares       --           --         --       --         n/a
Institutional Sweep
   Class Shares          --          n/a        n/a       n/a        n/a
Class A Shares         0.25%          --         --        --         --
Class C Shares          n/a         0.75%      0.75%     0.75%       n/a
Class D Shares          n/a          n/a        n/a       n/a       0.25%


"--" designates that no Fees are charged to this class.
"n/a" designates that the Fund does not offer this class.


      During the period ended July 31, 2002, Hancock Investment Securities,Inc. received distribution fees in the amount of $31,396, $4, $5, $3 and $122 for the Treasury Money Market Fund,Strategic Income BondFund, ValueFund,GrowthFund and Burkenroad Fund, respectively.

      As of July 31, 2002, 12b-1 fees accrued and unpaid amounted to: $9,438, $14, $18, $9 and $52 for the Treasury Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

      The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares. The following table summarizes the agreement.



                      TREASURY     STRATEGIC
                    MONEY MARKET    INCOME      VALUE    GROWTH   BURKENROAD
                        FUND       BOND FUND    FUND      FUND       FUND
                    ------------   ---------    -----    ------   ---------
Trust Class Shares       --            --         --        --        n/a
Institutional Sweep
   Class Shares        0.25%          n/a        n/a       n/a        n/a
Class A Shares         0.25%         0.25%      0.25%     0.25%      0.25%
Class C Shares          n/a          0.25%      0.25%     0.25%       n/a
Class D Shares          n/a           n/a        n/a       n/a       0.25%


"--" designates that no Fees are charged to this class.
"n/a" designates that the Fund does not offer this class.


      During the period ended July 31, 2002, Hancock Investment Securities,Inc. received shareholder servicing fees in the amount of $121,997, $175, $170, $16 and $122 for the Treasury Money Market Fund,Strategic Income BondFund, ValueFund,GrowthFund and Burkenroad Fund, respectively.

                                                            (LOGO APPEARS HERE)
                                                      JULY 31, 2002 (UNAUDITED)


      As of July 31, 2002, shareholder servicing fees accrued and unpaid amounted to: $25,331, $297, $306, $154 and $232 for the Treasury Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.


4. TRANSACTIONS WITH AFFILIATES:

      Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

      The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $44,261 for the period ended July 31, 2002.


5. CAPITAL SHARES TRANSACTIONS:

Shares issued, reinvested and redeemed for the funds were as follows (000):



                                      TREASURY SECURITIES     STRATEGIC INCOME
                                        MONEY MARKET FUND         BOND FUND            VALUE FUND           GROWTH FUND
                                      -------------------    ------------------    ------------------   ------------------
                                       02/01/02  02/01/01    02/01/02  02/01/01    02/01/02  02/01/01   02/01/02  02/01/01
                                          TO        TO          TO        TO          TO        TO         TO        TO
                                       07/31/02  01/31/02    07/31/02  01/31/02    07/31/02  01/31/02   07/31/02  01/31/02
                                      -------------------    ------------------    ------------------   ------------------
Trust Class Shares:
  Shares Issued                         51,900   127,047        248       453         268       452        780       973
  Shares Reinvested                          9         2          1         2          --        --         --        --
  Shares Redeemed                      (78,111) (163,647)      (248)     (200)       (224)      (92)       (89)      (67)
                                      --------  --------     ------    ------      ------    ------     ------    ------
Total Trust Class Shares Transactions  (26,202)  (36,598)         1       255          44       360        691       906
                                      --------  --------     ------    ------      ------    ------     ------    ------
Institutional Sweep
 Class Shares:
  Shares Issued                        162,110   427,959         --        --          --        --         --        --
  Shares Reinvested                          7         6         --        --          --        --         --        --
  Shares Redeemed                     (163,191) (386,336)        --        --          --        --         --        --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Total Institutional Sweep
  Class Shares Transactions             (1,074)   41,629         --        --          --        --         --        --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Class A Shares:
  Shares Issued                         43,752    67,415        105        28          94        14        105        10
  Shares Reinvested                         45       427          2        --          --        --         --        --
  Shares Redeemed                      (29,557)  (60,652)        (3)       (1)         (4)       --         (4)       --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Total Class A Shares Transactions       14,240     7,190        104        27          90        14        101        10
                                      --------  --------     ------    ------      ------    ------     ------    ------
Class C Shares:
  Shares Issued                             --        --          2        --           2        --          1        --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Total Class C Shares Transactions           --        --          2        --           2        --          1        --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Class D Shares:
  Shares Issued                             --        --         --        --          --        --         --        --
  Shares Redeemed                           --        --         --        --          --        --         --        --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Total Class D Shares  Transactions          --        --         --        --          --        --         --        --
                                      --------  --------     ------    ------      ------    ------     ------    ------
Net Change in Capital Shares           (13,036)   12,221        107       282         136       374        793       916
                                      ========  ========     ======    ======      ======    ======     ======    ======


                                                  BURKENROAD
                                                     FUND
                                              ---------------------
                                              02/01/02  12/31/01(1)
                                                 TO         TO

                                              07/31/02    01/31/02
                                              ---------------------
Trust Class Shares:
  Shares Issued                                   --        --
  Shares Reinvested                               --        --
  Shares Redeemed                                 --        --
                                              ------    ------
Total Trust Class Shares Transactions             --        --
                                              ------    ------
Institutional Sweep
 Class Shares:
  Shares Issued                                   --        --
  Shares Reinvested                               --        --
  Shares Redeemed                                 --        --
                                              ------    ------
Total Institutional Sweep
  Class Shares Transactions                       --        --
                                              ------    ------
Class A Shares:
  Shares Issued                                   30        35
  Shares Reinvested                               --        --
  Shares Redeemed                                 (1)       --
                                              ------    ------
Total Class A Shares Transactions                 29        35
                                              ------    ------
Class C Shares:
  Shares Issued                                   --        --
                                              ------    ------
Total Class C Shares Transactions                 --        --
                                              ------    ------
Class D Shares:
  Shares Issued                                   13         8
  Shares Redeemed                                 (3)       --
                                              ------    ------
Total Class D Shares  Transactions                10         8
                                              ------    ------
Net Change in Capital Shares                      39        43
                                              ======    ======


(1) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)



6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2002 were as follows:

                             OTHER SECURITIES         U.S. GOVERNMENT SECURITIES
                           ---------------------      --------------------------
                            PURCHASES     SALES          PURCHASES      SALES
                              (000)       (000)            (000)        (000)
                           ----------  ---------      ------------   -----------
Strategic Income Bond Fund  $ 3,080     $ 1,936           $5,424       $5,704
Value Fund                   15,379      13,669               --           --
Growth Fund                  19,283       9,424               --           --
Burkenroad Fund                 773         150               --           --


At July 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2002 is as follows:


                                                                                             NET UNREALIZED
                         AGGREGATED GROSS APPRECIATION  AGGREGATED GROSS DEPRECIATION  APPRECIATION (DEPRECIATION)
                                     (000)                          (000)                         (000)
                         -----------------------------  -----------------------------  ---------------------------
Strategic Income Bond Fund          $2,024                      $   (52)                        $1,972
Value Fund                           4,733                       (1,564)                         3,169
Growth Fund                          1,526                       (1,975)                          (449)
Burkenroad Fund                         69                         (149)                           (80)



7. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Funds had capital loss carryforwards at January 31, 2002 as follows (000):


                                     CAPITAL LOSS CARRYOVERS EXPIRING
PORTFOLIO                                        2005-2010
-----------                          --------------------------------
Value Fund                                        $1,881
Growth Fund                                          896


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

NOTES

NOTES

NOTES

                               WALL STREET SAVVY,
                               MAIN STREET TOUCH.



                               INVESTMENT ADVISER
                                Hancock Advisers
                  (an unincorporated division of Hancock Bank)
                               One Hancock Plaza
                                 P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL
                          Morgan, Lewis & Bockius LLP

                       THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.



                           THE HANCOCK HORIZON FUNDS:
                           o NOT FDIC INSURED
                           o NO BANK GUARANTEE
                           o MAY LOSE VALUE



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                             HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.888.346.6300
                              WWW.HANCOCKBANK.COM










                                  SEMI-ANNUAL
                                     REPORT



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                        HANCOCK HORIZON FAMILY OF FUNDS
                                 JULY 31, 2002
                                  (UNAUDITED)






                                 The Arbor Fund